Stockholders' Equity - Summary of Other Equity Reserves and Subordinated Notes (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reserves Within Equity And Subordinated Notes [Abstract]
Other equity reserves	$ (2,429)	$ (2,756)
Subordinated notes	1,983	1,986
Total Other Equity Reserves And Subordinated Notes	$ (446)	$ (770)